Condensed Interim Consolidated Statements of Financial Position (Current Period Unaudited) - CAD ($)	Dec. 31, 2023	Mar. 31, 2023
Current assets
Cash	$ 1,453,147	$ 574,587
GST receivable	39,204	132,515
Prepaid expenses and deposits	328,211	56,710
Net investment in sublease	0	31,537
Total current assets	1,820,562	795,349
Non-current assets
Prepaid expenses and deposits	19,744	24,404
Long-term investment	0	2,900
Exploration and evaluation assets	13,293,755	12,477,791
Total assets	15,134,061	13,300,444
Current liabilities
Accounts payable and accrued liabilities	683,944	1,621,721
Short-term loans payable	1,138,610	1,216,715
Lease obligation	0	34,386
Loan payable	0	40,000
Total current liabilities	1,822,554	2,912,822
Non-current liabilities
Derivative liability	264,934	0
Total liabilities	2,087,488	2,912,822
Equity
Capital stock	30,995,098	26,449,839
Reserves	2,872,303	1,806,894
Deficit	(20,820,828)	(17,869,111)
Total equity	13,046,573	10,387,622
Total liabilities and equity	$ 15,134,061	$ 13,300,444